Financial Instruments (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Risk Management [Abstract]
Unamortized gain included in accumulated other comprehensive loss	8	10
Unamortized gain included in accumulated other comprehensive loss, after-tax	6	7
Financial liabilities [Abstract]
Revolving credit facility, borrowing capacity	800
Carrying amount [Member]
Financial assets [Abstract]
Investments (Note 6)	31	25
Financial liabilities [Abstract]
Total debt (Note 9)	6,576	6,071
Fair value [Member]
Financial assets [Abstract]
Investments (Note 6)	126	114
Financial liabilities [Abstract]
Total debt (Note 9)	7,978	6,937